Other Assets and Liabilities [Text Block]	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Other Assets and Liabilities [Text Block]
14.	OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2016 and 2017 were as follows:

	2016	2017
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥449,605	¥546,747
Other	1,005,386	1,043,766
Investments in equity method investees	1,917,667	2,199,706
Prepaid benefit cost (Note 13)	397,001	612,623
Cash collateral pledged for derivative transactions (Note 8)	1,510,689	1,663,945
Other	2,174,246	2,647,756

Total	¥7,454,594	¥8,714,543

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥886,461	¥646,638
Other	1,450,317	1,322,498
Deferred tax liabilities	644,915	413,730
Allowance for off-balance sheet credit instruments	72,556	178,118
Accrued benefit cost (Note 13)	75,812	66,028
Guarantees and indemnifications	42,871	38,904
Cash collateral received for derivative transactions (Note 8)	1,265,041	1,080,929
Accrued and other liabilities	2,755,178	3,008,320

Total	¥7,193,151	¥6,755,165

Investments in equity method investees include marketable equity securities carried at ¥1,347,182 million and ¥1,602,702 million at March 31, 2016 and 2017, respectively. Corresponding aggregated market values were ¥1,768,124 million and ¥2,701,170 million, respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥1,088,226 million and ¥1,178,919 million at March 31, 2016 and 2017, respectively. As of March 31, 2017, the MUFG Group held approximately 23.33% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥164,135 million and ¥172,424 million at March 31, 2016 and 2017, respectively.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥102 million, ¥681 million and ¥5,465 million for the fiscal years ended March 31, 2015, 2016 and 2017 respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of income.

Summarized Financial Information of the MUFG Group’s Equity Method Investees

Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2016 and 2017, and for each of the three years ended March 31, 2017 is as follows:

	2016(1)	2017
	(in billions)
Trading assets	¥27,377	¥31,900
Securities purchased under agreements to resell	11,130	11,760
Securities borrowed	15,822	12,543
Total assets	90,989	93,386
Trading liabilities	15,071	15,359
Securities sold under agreements to repurchase and Securities loaned	6,586	8,466
Long-term borrowings	18,345	19,374
Total liabilities	82,293	84,514
Noncontrolling interests	131	130

Note:

(1)	Certain reclassifications have been made to the prior period to conform to the current presentation.

	2015	2016	2017
	(in billions)
Net revenues	¥3,875	¥3,961	¥3,939
Total non-interest expenses	3,449	3,076	2,871
Income from continuing operations before income taxes	426	885	1,068
Net income applicable to Morgan Stanley	459	585	730

Morgan Stanley early adopted, retrospective to January 1, 2016, the provisions of new accounting guidance on “Recognition and Measurement of Financial Assets and Financial Liabilities” related to a change in the instrument-specific credit risk on financial liabilities under the fair value option. This resulted in reclassifying the MUFG Group’s proportionate share of the accumulated DVA of Morgan Stanley from retained earnings to AOCI as reflected on the MUFG Group’s consolidated statement of equity. In connection with the new accounting guidance, changes in DVA fair value are presented separately in other comprehensive income.

Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2016 and 2017, and for each of the three years ended March 31, 2017 is as follows:

	2016	2017
	(in billions)
Net loans	¥10,374	¥13,405
Total assets	18,930	24,273
Deposits	5,850	6,946
Total liabilities	14,648	19,678
Noncontrolling interests	724	841

	2015	2016	2017
	(in billions)
Total interest income	¥590	¥661	¥777
Total interest expense	198	222	252
Net interest income	392	439	525
Provision for credit losses	73	92	97
Income before income tax expense	248	171	147
Net income	194	117	97